DERIVATIVE LIABILITIES (Details 1) - $ / shares	3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Number of shares convertible into		977,747
Fair market value of stock		$ 2.88
Volatility			116.00%	118.00%
Risk-free interest rate			1.54%	1.63%
Expected dividend yield		0.00%	0.00%	0.00%
Life of Convertible Preferred Stock (year)			6 years	6 years
Series A Preferred Stock [Member] | 31 December 2014 | Conversion Options [Member]
Derivative [Line Items]
Date of issuance			Dec. 31, 2014
Number of shares convertible into			625
Fair market value of stock			$ 612.00
Conversion Price			$ 684.00
Volatility			131.00%
Risk-free interest rate			0.25%
Expected dividend yield			7.00%
Life of Convertible Preferred Stock (year)			1 year
Series B Preferred Stock [Member] | 11 February 2015 | Conversion Options [Member]
Derivative [Line Items]
Date of issuance			Feb. 11, 2015
Number of shares convertible into			292
Fair market value of stock			$ 506.40
Conversion Price			$ 428.40
Volatility			143.40%
Risk-free interest rate			0.24%
Expected dividend yield			7.00%
Life of Convertible Preferred Stock (year)			1 year
Series B Preferred Stock [Member] | 24 February 2015 | Related Party [Member] | Conversion Options [Member]
Derivative [Line Items]
Date of issuance			Feb. 24, 2015
Number of shares convertible into			705
Fair market value of stock			$ 540.00
Conversion Price			$ 480.00
Volatility			143.40%
Risk-free interest rate			0.22%
Expected dividend yield			7.00%
Life of Convertible Preferred Stock (year)			1 year
Series C Preferred Stock [Member]
Derivative [Line Items]
Number of shares convertible into	7,888
Series C Preferred Stock [Member] | 24 February 2015 | Conversion Options [Member]
Derivative [Line Items]
Date of issuance			Feb. 24, 2015
Number of shares convertible into			1,500
Fair market value of stock			$ 540.00
Conversion Price			$ 480.00
Volatility			143.40%
Risk-free interest rate			0.22%
Expected dividend yield			7.00%
Life of Convertible Preferred Stock (year)			1 year